Payables from acquisition of subsidiaries	12 Months Ended
Dec. 31, 2023
Payable from acquisition of subsidiaries
Payable from acquisition of subsidiaries
19.	Payables from acquisition of subsidiaries

	2023	2022
At the beginning of the year	507,361	149,765
Proceeds from acquisition of subsidiaries	-	680,015
Contractual Amendment - Change of Contractual Condition	-	(73,134)
Accrued Interest	40,303	40,069
Payment of principal	(487,326)	(236,461)
Payment of interests	(60,338)	(52,893)
As of December 31	-	507,361

Current	-	-
Non-current	-	507,361

On December 5, 2023, the Group settled the acquisition of Unicesumar in advance in order to reduce its debt in the short term.